Document and Entity Information	0 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 31, 2013
Registrant Name	DREYFUS STOCK FUNDS
Central Index Key	0001199348
Amendment Flag	false
Document Creation Date	Jul 31, 2013
Document Effective Date	Jul 31, 2013
Prospectus Date	Feb 1, 2013
Dreyfus Small Cap Equity Fund | Class A
Risk/Return:
Trading Symbol	DSEAX
Dreyfus Small Cap Equity Fund | Class C
Risk/Return:
Trading Symbol	DSECX
Dreyfus Small Cap Equity Fund | Class I
Risk/Return:
Trading Symbol	DSERX

Dreyfus Small Cap Equity Fund
Dreyfus Small Cap Equity Fund
July 31, 2013 DREYFUS STOCK FUNDS – Dreyfus Small Cap Equity Fund Supplement to Summary and Statutory Prospectuses dated February 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about October 1, 2013, the following information will supersede and replace the second sentence of the first paragraph in “Principal Investment Strategy” in the summary prospectus and “Fund Summary - Principal Investment Strategy” in the prospectus and the second and third paragraphs in “Fund Details - Goal and Approach”:

The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of $50 million and $10 billion. The fund may invest up to 20% of its net assets in securities not considered to be small-cap companies.

Label	Element	Value
Dreyfus Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001199348_SupplementTextBlock	July 31, 2013 DREYFUS STOCK FUNDS – Dreyfus Small Cap Equity Fund Supplement to Summary and Statutory Prospectuses dated February 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Small Cap Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about October 1, 2013, the following information will supersede and replace the second sentence of the first paragraph in “Principal Investment Strategy” in the summary prospectus and “Fund Summary - Principal Investment Strategy” in the prospectus and the second and third paragraphs in “Fund Details - Goal and Approach”:

The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of $50 million and $10 billion. The fund may invest up to 20% of its net assets in securities not considered to be small-cap companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 1, 2013